Offerings - Offering: 1	Sep. 09, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	15,000,000
Proposed Maximum Offering Price per Unit	4.49
Maximum Aggregate Offering Price	$ 67,350,000
Offering Note

(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock.

(2) Represents an additional 15,000,000 shares of common stock available for issuance under the United States Antimony Corporation Amended and Restated 2023 Equity Incentive Plan (the “Plan”), which increase in shares of common stock was approved by the Registrant’s shareholders at its Annual Meeting of Shareholders on July 31, 2025.

(3) This estimate is made pursuant to Rules 457(c) and 457(h) of the Securities Act solely for purposes of calculating the Registration fee. The Proposed Maximum Offering Price Per Share is $4.49 which is the average of the high and low prices for the Registrant’s common stock as reported on The Nasdaq Capital Market on September 5, 2025.

(5) The Registrant does not have any fee offsets.